RELATED PARTY TRANSACTIONS (Details) shares in Millions	1 Months Ended								3 Months Ended				6 Months Ended		12 Months Ended
	Nov. 30, 2014 USD ($) vessel	Feb. 28, 2014 contract	Nov. 30, 2013 USD ($)	May. 31, 2013	Mar. 31, 2013 USD ($)	Feb. 28, 2013 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2012	Sep. 30, 2015	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) vessel assets Rate	Jun. 30, 2015 USD ($) Rate shares	Dec. 31, 2015 USD ($) vessel carriers tankers assets Rate	Dec. 31, 2014 USD ($) vessel assets	Dec. 31, 2013 USD ($) vessel	Dec. 31, 2011 USD ($) vessel	Jun. 05, 2015 vessel	Jul. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Joint venture, ownership percentage															50.00%
Amounts due from and to related parties [Abstract]
Due from related parties													$ 45,659,000		$ 45,659,000	$ 152,491,000
Loans to related parties													387,712,000		387,712,000	346,031,000
Loans to related parties - others, long-term													0		0	79,294,000
Due to related parties													$ 416,000		416,000	1,109,000
Leasing revenues earned from related parties [Abstract]
Direct financing lease interest income															34,193,000	45,363,000	$ 55,385,000
Finance lease service revenue															46,460,000	46,488,000	52,390,000
Profit sharing revenues															$ 59,607,000	$ 33,756,000	770,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases | assets													16		16	19
Vessels and equipment, net													$ 1,641,317,000		$ 1,641,317,000	$ 1,377,133,000
Gain on redemption of loan notes from related parties															28,904,000	$ 0	0
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares														55
Time charter rate for VLCCs from July 1 2015 onwards										$ 20,000
Time charter rate for Suezmax tankers from July 1 2015 onwards										15,000
Profit sharing percent of earnings from Frontline from July 1 2015 onwards													50.00%
Compensation payable (receivable) for early contract termination of charter	$ 49,200,000
Compensation received on termination of charters, cash	10,500,000
Compensation received on termination of charters, notes receivable	$ 38,700,000
Term of lease/charter (in years)	8 years															15 years
Number of years charter may be extended									3 years
Notes receivable, related parties	$ 48,400,000		$ 79,000,000										$ 83,800,000		83,800,000	$ 87,500,000
Cost of Drybulk Carriers															272,000,000	61,800,000
Daily vessel management fee before July 1 2015														$ 6,500
Management fees paid, vessels															$ 56,939,000	49,170,000	54,916,000
Commission percentage paid on chartering revenues															1.25%
Administrative expenses - related parties															$ 1,032,000	965,000	439,000
Related party loans [Abstract]
Interest income, related party loans															18,672,000	24,464,000	19,575,000
Cost of jack-up drilling rig																				$ 600,000,000
Related party purchases and sales of vessels [Abstract]
Proceeds from redemption of loan notes including interest															113,200,000	0	0
Accrued interest included with loan note redemption															500,000	0	0
Gain on disposal of investment in equity method investee															0	6,055,000	0
Deep Sea and Deep Sea Supply BTG [Member]
Amounts due from and to related parties [Abstract]
Due from related parties													0		0	1,338,000
SFL Linus [Member]
Amounts due from and to related parties [Abstract]
Due from related parties													23,200,000		23,200,000	0
Frontline Charterers, Seadrill, Deep Sea and UFC [Member]
Leasing revenues earned from related parties [Abstract]
Operating lease income															42,900,000	26,400,000	24,000,000
Direct financing lease interest income															34,200,000	45,400,000	55,400,000
Finance lease service revenue															46,500,000	46,500,000	52,400,000
Direct financing lease repayments															35,900,000	43,100,000	47,400,000
Profit sharing revenues															59,600,000	33,800,000	800,000
Frontline Charterers [Member]
Amounts due from and to related parties [Abstract]
Due from related parties													18,052,000		18,052,000	30,714,000
Due to related parties													229,000		229,000	196,000
Due from related parties													$ 18,100,000		18,100,000	30,700,000
Leasing revenues earned from related parties [Abstract]
Profit sharing revenues															$ 0	$ 0	0
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases | vessel													14		14			28	17
Number of vessels sold | vessel	3												2		2	11
Compensation payment received															$ 150,200,000			$ 106,000,000
Number of charters transferred to new charterer | vessel																			3
Agreed temporary reduction in daily time charter rates														6,500
Profit sharing percentage of earnings from Frontline for use of fleet																		20.00%
Increase profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)																		25.00%
Non-refundable advance relating to the profit sharing agreement																		$ 50,000,000
Period of temporary reduction in daily time charter rates								4 years
Maximum daily amount to which temporary earnings-related 100% payment applies														$ 6,500
Seadrill [Member]
Amounts due from and to related parties [Abstract]
Due from related parties													$ 0		0	$ 111,195,000
United Freight Carriers Inc [Member]
Amounts due from and to related parties [Abstract]
Due from related parties													$ 1,639,000		1,639,000	232,000
Leasing revenues earned from related parties [Abstract]
Profit sharing revenues															$ 2,500,000	1,100,000	800,000
Related party leasing and service contracts [Abstract]
Profit sharing percentage of earnings from Frontline for use of fleet															50.00%
Number of vessels leased to related parties classified as operating leases | vessel													6		6
Frontline Ltd [Member]
Amounts due from and to related parties [Abstract]
Due from related parties													$ 2,816,000		$ 2,816,000	9,012,000
Loans to related parties - others, long-term													0		0	79,294,000
Accrued interest on loan notes receivable with related parties													0		0	400,000
Related party leasing and service contracts [Abstract]
Stated interest rate	7.25%
Frontline Shipping and Frontline Shipping II [Member]
Leasing revenues earned from related parties [Abstract]
Profit sharing revenues															19,900,000	32,700,000	0
Related party leasing and service contracts [Abstract]
Profit sharing percentage of earnings from Frontline for use of fleet								100.00%
Profit share income from July 1 2015 onwards										$ 37,300,000	$ 0	$ 0
Frontline Management [Member]
Amounts due from and to related parties [Abstract]
Due to related parties													143,000		$ 143,000	848,000
Related party leasing and service contracts [Abstract]
Term of lease/charter (in years)															5 years
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party | vessel															12
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party | carriers															14
Number of crude oil tankers | tankers															2
Number of car carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party | carriers															2
Management fees paid, vessels															$ 48,000,000	48,400,000	54,200,000
Commission percentage paid for sales-type leases of Suezmax tankers (in hundredths)															1.00%
Commissions paid for sales-type leases on Suezmax tankers															$ 400,000	300,000	100,000
Administrative expenses - related parties															500,000	500,000	400,000
Management fees paid, supervision of newbuildings															100,000	2,900,000	2,400,000
Other related parties [Member]
Amounts due from and to related parties [Abstract]
Due to related parties													44,000		44,000	65,000
Golar Management UK Limited [Member]
Related party leasing and service contracts [Abstract]
Management fees paid, provision of office facilities															0	100,000	$ 200,000
Frontline Charterers, Deep Sea and Seadrill [Member]
Related party leasing and service contracts [Abstract]
Combined balance of net investments in direct financing leases													511,400,000		511,400,000	839,900,000
Combined balance of net investments in direct financing leases, short-term maturities													37,100,000		37,100,000	37,500,000
Vessels and equipment, net													499,600,000		499,600,000	198,900,000
Deep Sea [Member]
Related Party Transaction [Line Items]
Number of offshore supply vessels | vessel																	6
Amounts due from and to related parties [Abstract]
Due from related parties													$ 0		$ 0
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases | vessel													2		2
Number of vessels leased to related parties classified as operating leases | vessel													4		4
Deep Sea Supply BTG [Member]
Related Party Transaction [Line Items]
Number of offshore supply vessels | vessel																	5
Frontline Management AS [Member]
Related party leasing and service contracts [Abstract]
Management fees paid, provision of office facilities															$ 400,000	400,000	$ 300,000
Arcadia Petroleum Limited [Member]
Related party leasing and service contracts [Abstract]
Management fees paid, provision of office facilities															100,000	0	0
Frontline Management and Frontline Management AS [Member]
Amounts due from and to related parties [Abstract]
Due to related parties													$ 100,000		100,000	800,000
SFL West Polaris and SFL Deepwater [Member]
Related party loans [Abstract]
Interest income, related party loans															18,700,000
Golden Ocean [Member]
Leasing revenues earned from related parties [Abstract]
Profit sharing revenues															$ 0	0	0
Related party leasing and service contracts [Abstract]
Profit sharing percentage of earnings from Frontline for use of fleet															33.00%
Number of years before time charter rate is reduced									7 years
Time charter rate for Capesize drybulk carriers for first 7 years															$ 17,600
Time charter rates for Capesize drybulk carriers after 7 years															$ 14,900
Term of lease/charter (in years)									10 years
Number of vessels leased to related parties classified as operating leases | vessel													8		8
Cost of Drybulk Carriers															$ 272,000,000
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party | vessel															12
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party | carriers															14
Management fees paid, vessels															$ 9,000,000	800,000	700,000
Frontline Ltd [Member]
Related party leasing and service contracts [Abstract]
Ownership percentage | Rate													7.03%	27.73%	7.03%
SFL West Polaris [Member]
Related party loans [Abstract]
Loans advanced to related parties													$ 145,000,000		$ 145,000,000
Interest income, related party loans															0	6,500,000	6,500,000
SFL Deepwater [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties													137,437,000		137,437,000	100,036,000
Related party loans [Abstract]
Loans advanced to related parties													145,000,000		145,000,000
Interest income, related party loans															6,500,000	6,500,000	9,600,000
SFL Hercules [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties													125,275,000		125,275,000	135,250,000
Related party loans [Abstract]
Loans advanced to related parties													145,000,000		145,000,000
Interest income, related party loans															6,500,000	6,500,000	3,500,000
SFL Linus [Member]
Amounts due from and to related parties [Abstract]
Due from related parties													23,152,000		23,152,000	0
Loans to related parties													125,000,000		125,000,000	110,745,000
Related party loans [Abstract]
Loans advanced to related parties													125,000,000		125,000,000
Interest income, related party loans															5,600,000	4,900,000	$ 0
Sale of Suezmax tanker Front Glory [Member]
Related party leasing and service contracts [Abstract]
Compensation payable (receivable) for early contract termination of charter															2,200,000
Sale of Suezmax tanker Front Splendour [Member]
Related party leasing and service contracts [Abstract]
Compensation payable (receivable) for early contract termination of charter															1,300,000
Sale of Suezmax tanker Mindanao [Member]
Related party leasing and service contracts [Abstract]
Compensation payable (receivable) for early contract termination of charter															3,300,000
Sale of VLCC Edinburgh [Member]
Related party leasing and service contracts [Abstract]
Compensation payable (receivable) for early contract termination of charter							$ 7,800,000
Sale of Front Pride [Member]
Related party leasing and service contracts [Abstract]
Compensation payable (receivable) for early contract termination of charter						$ (2,100,000)
Sale of Front Guider [Member]
Related party leasing and service contracts [Abstract]
Compensation payable (receivable) for early contract termination of charter					$ (11,700,000)
Sale of Golden Victory [Member]
Related party leasing and service contracts [Abstract]
Compensation payable (receivable) for early contract termination of charter			(37,300,000)
Sale of Front Champion [Member]
Related party leasing and service contracts [Abstract]
Compensation payable (receivable) for early contract termination of charter			(30,400,000)
Sale of Golden Victory and Front Champion [Member]
Related party leasing and service contracts [Abstract]
Compensation payable (receivable) for early contract termination of charter			67,700,000
Compensation received on termination of charters, cash			10,900,000
Compensation received on termination of charters, notes receivable			$ 56,800,000
Term of lease/charter (in years)			8 years
Loan Notes [Member] | Frontline Ltd [Member]
Amounts due from and to related parties [Abstract]
Short-term portion of loan notes receivable with related parties													$ 0		0	$ 7,800,000
Minimum [Member] | NADL [Member]
Related party loans [Abstract]
Asset purchased and leased back, term of lease (in excess of 15 years)		15 years
Number of purchase options, related party | contract		4
Vessels Leased to Frontline Charterers [Member] | Frontline Management [Member]
Related party leasing and service contracts [Abstract]
Daily vessel management fee															9,000
Golden Ocean [Member] | Golden Ocean Management [Member]
Related party leasing and service contracts [Abstract]
Daily vessel management fee															$ 7,000
Deep Sea [Member] | Deep Sea [Member]
Related Party Transaction [Line Items]
Joint venture, ownership percentage				50.00%
BTG Pactual [Member] | Deep Sea Supply BTG [Member]
Related Party Transaction [Line Items]
Joint venture, ownership percentage				50.00%